As filed with the Securities and Exchange Commission on July 21, 2017
Registration Nos.

333-153022
811-05563

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 17	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 440	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE INSURANCE COMPANY
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depository’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on _________ pursuant to paragraph (b) of Rule 485

☒ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐                This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under Pacific Select Estate Preserver VI, Pacific Select Survivorship VUL, and Pacific Select Excel Survivorship VUL Flexible Premium Variable Life Insurance Policy.

Filing fee: None

Supplement dated September 20, 2017 to the Prospectus dated May 1, 2017 for the

Pacific Select Survivorship VUL, Pacific Select Excel Survivorship VUL, and MVP VUL Survivorship 3

flexible premium variable universal life insurance policies issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Policy Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2017, as supplemented. If your application (paper or by electronic submission) is dated before September 25, 2017, the changes described below do not apply to you.

The purpose of this supplement is to inform you of an updated version of the Enhanced Policy Split Option Rider. Subject to availability, this Rider may be available to you if your application (paper or by electronic submission) is dated on or after September 25, 2017.

The POLICY BENEFITS section is amended as follows:

The following is added to the Optional Riders and Benefits subsection:

Riders that provide additional benefits to you or your family:

Enhanced Policy Split Option Rider (Only for Policies if your application (paper or by electronic submission) is dated on or after September 25, 2017)

Splits the Policy into two policies without evidence of insurability if the Policy is equally split.

• Enhanced Policy Split Option Rider (Only for Policies if your application (paper or by electronic submission) is dated on or after September 25, 2017)

Allows the Policy to be split into two individual policies, without evidence of insurability if the Policy is equally split. Any unequal split of the Policy or any request to increase the coverage for either of the new policies will require evidence of insurability. See the VARIABLE LIFE INSURANCE AND YOUR TAXES section below for additional information on the tax treatment of this Rider.

This Rider will be included automatically with all policies where the older Insured is issue Age 79 or less, and where neither Insured has a substandard Risk Class or is uninsurable. There is no charge for this Rider.

You may request an exercise of this Rider beginning on the date of a qualifying Exchange Event that occurs before the end of the Last Exchange Policy Year. An Exchange Event is when either of these federal estate tax law changes become effective by law:

• Section 2056 of the Internal Revenue Code (“IRC”) as amended, or its successor, is nullified or amended to eliminate or reduce the Insureds’ federal estate tax marital deduction; or

• Section 2001 of the IRC as amended, or its successor, is nullified or amended to eliminate or reduce the maximum estate tax rate to no more than half the maximum rate in effect on the issue date of the policy.

You will have 365 days following such an Exchange Event to request the Exercise of this Rider.

The Last Exchange Policy Year is equal to:

• Policy Year 3 if one of the Insureds’ issue age is from 70 to 79 and the other Insureds’ issue age is 79 or less, or

• Policy Year 5 if both Insureds’ issue ages are under 70.

The following requirements and conditions must be met to exercise this Rider:

• Both Policy insureds are living,

• The Policy cannot be in a grace period,

• The Insureds under the Policy cannot have a substandard Risk Class,

• If Policy Debt exceeds the Accumulated Value, you must repay the amount of the Policy Debt in excess of the Accumulated Value, and

• You must make the request to exercise this Rider in writing.

A federal estate tax law change could result in an increase in the federal estate tax liability at the first death of the two Insureds under the Policy.

The exchange may be made to any single life policy that we make available. We waive the surrender charge on your original Policy, but any surrender charges applicable to each of the new policies will apply.

The face amount of each new policy will be an amount up to one-half of the Policy’s Face Amount in excess of the Policy Debt on the Exchange Date. Any request to increase the amount of face amount on either new policy so that there is an unequal split of the Policy’s Face Amount less Policy Debt will require evidence of insurability satisfactory to us.  At the time of exchange, if the face amount on either of the new single life policies is less than the minimum allowed face amount for that product, we will issue that policy with the minimum allowable face amount for that product.

The Accumulated Value of the Policy will be equally split between the two new single life policies. Any Policy Debt must be paid off prior to the exchange. If there is sufficient Accumulated Value to cover the Policy Debt, the Accumulated Value will be reduced by the Policy Debt and the remaining Accumulated Value will be equally split between the two new single life policies. If the Policy Debt exceeds the Accumulated Value, the amount of the Policy Debt in excess of the Accumulated Value must be repaid prior to the policy exchange.

This Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

• Your written request,

• The date of the first death of the two Insureds,

• On lapse or termination of the Policy,

• Upon exercise of this Rider, or

• The end of the Last Exchange Policy Year.

If an Exchange Event occurs prior to or during the Last Exchange Policy Year, then you may provide us Written Request of an exchange no more than 365 days after the Exchange Event. We will process such request as if the Rider had not terminated even if we do not receive your Written Request until after the end of the Last Exchange Policy Year.

The VARIABLE LIFE INSURANCE AND YOUR TAXES section is amended as follows:

The following is added to the Optional Policy Benefits and Riders subsection:

Enhanced Policy Split Option Rider

The exchange of policies under this Rider will not qualify as a tax-free exchange pursuant to Section 1035 of the Internal Revenue Code (IRC). It is also possible that exchanging the Policy under this Rider could cause the new policies to become Modified Endowment Contracts as defined in IRC Section 7702A. Such a result could have potential adverse tax consequences. There may be other tax consequences to exchanging your Policy under this Rider. You should consult a qualified tax advisor before any such exchange to make sure you understand how it may affect the tax you owe.

Prospectus

(Included in Registrant’s Form N-6, File No. 333-153022 Accession No. 0001104659-17-024865 filed on April 20, 2017, supplemented May 10, 2017, Accession No. 0001104659-17-031493, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-6, File No. 333-153022 Accession No. 0001104659-17-024865 filed on April 20, 2017, and incorporated by reference herein.)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C. OTHER INFORMATION

Item 26. Exhibits

(1)	(a)

Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993.; Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

(b)

Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.; Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

(2)	Inapplicable

(3)	(a)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Filed as part of the Registration Statement on Form N-6 via EDGAR on May 27, 2011, File No. 333-172851, Accession Number 0000950123-11-054590..

(b)

Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers; Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

(c)

Distribution Agreement Between Pacific Select Distributors, Inc. and T. Rowe Price Investment Services, Inc.; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(d)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, LLC (PSD) (Amended and Restated); included in Registrant's Form N-6, File No. 333-153022 Accession No. 0001104659-17-024865 filed on April 20, 2017, and incorporated by reference herein.

(4)	(a)	Flexible Premium Variable Life Insurance Policy; Filed as part of Registration Statement on Form N-6 via EDGAR on August 14, 2008, File No. 333-153022, Accession Number 0000892569-07-001136.

	(b)	Accelerated Living Benefit Rider (form R92-ABR); Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(c)	Policy Split Option Rider (form R03PSO); Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(d)	Annual Renewable Term Rider Individual (form R07ARI); Filed as part of Registration Statement on Form N-6 via EDGAR on August 14, 2008, File No. 333-153022, Accession Number 0000892569-07-001136.

	(e)	Annual Renewable Term Rider — Last Survivor (form 07ARL); Filed as part of Registration Statement on Form N-6 via EDGAR on August 14, 2008, File No. 333-153022, Accession Number 0000892569-07-001136.

(f)

Surrender Value Enhancement Rider — Last Survivor (form R07SEL); Filed as part of Registration Statement on Form N-6 via EDGAR on August 14, 2008, File No. 333-153022, Accession Number 0000892569-07-001136.

	(g)	Short Term No Lapse Guarantee Rider (form R02NL5); Filed as part of Post-Effective Amendment

No. 2 to the Registration Statement on Form N-6 via EDGAR on April 22, 2009, File No. 333-153022, Accession Number 0000892569-09-000470.

	(h)	Enhanced Policy Split Option Rider (form R03ESO); Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(i)	Estate Preservation Rider (form R07EPR); Filed as part of Registration Statement on Form N-6 via EDGAR on August 14, 2008, File No. 333-153022, Accession Number 0000892569-07-001136.

(j)

Flexible Premium Variable Universal Life Insurance Policy (ICC13 P13SVE); Filed as part of Registration Statement on Form N-6 via EDGAR on February 7, 2014, File No. 333-153022, Accession Number 0001193125-14-040507.

(k)

Flexible Premium Variable Universal Life Insurance Policy (ICC13 P13SVL); Filed as part of Registration Statement on Form N-6 via EDGAR on February 7, 2014, File No. 333-153022, Accession Number 0001193125-14-040507.

	(l)	Annual Renewal Term Rider — Individual (ICC13 R13ARI); Filed as part of Registration Statement on Form N-6 via EDGAR on February 7, 2014, File No. 333-153022, Accession Number 0001193125-14-040507.

(m)

Annual Renewable Term Rider — Last Survivor (ICC13 R13ARL); Filed as part of Registration Statement on Form N-6 via EDGAR on February 7, 2014, File No. 333-153022, Accession Number 0001193125-14-040507.

(n)

Accelerated Death Benefit Rider For Chronic Illness — Last Survivor (ICC13 R13CIS); Filed as part of Registration Statement on Form N-6 via EDGAR on February 7, 2014, File No. 333-153022, Accession Number 0001193125-14-040507.

	(o)	Conversion Rider (ICC13 R13CON); Filed as part of Registration Statement on Form N-6 via EDGAR on February 7, 2014, File No. 333-153022, Accession Number 0001193125-14-040507.

	(p)	Estate Preservation Rider (ICC13 R13EPR); Filed as part of Registration Statement on Form N-6 via EDGAR on February 7, 2014, File No. 333-153022, Accession Number 0001193125-14-040507.

	(q)	SVER Term Insurance Rider —Last Survivor (ICC13 R13SVRL); Filed as part of Registration Statement on Form N-6 via EDGAR on February 7, 2014, File No. 333-153022, Accession Number 0001193125-14-040507.

(r)

Accelerated Death Benefit Rider For Terminal Illness —Last Survivor (ICC13 R13TIS); Filed as part of Registration Statement on Form N-6 via EDGAR on February 7, 2014, File No. 333-153022, Accession Number 0001193125-14-040507.

	(s)	Varying Increase Rider — Last Survivor (ICC13 R13VRS); Filed as part of Registration Statement on Form N-6 via EDGAR on February 7, 2014, File No. 333-153022, Accession Number 0001193125-14-040507.

	(t)	Enhanced Policy Split Option Rider (form R17ESO)

(5)	(a)

Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire; Filed as part of Registration Statement on Form N-6 via EDGAR on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513.

(6)	(a)	Bylaws of Pacific Life Insurance Company; Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(b)	Articles of Incorporation of Pacific Life Insurance Company; Filed as part of Registration Statement on

Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

(c)

Restated Articles of Incorporation of Pacific Life Insurance Company; Filed as part of Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 via EDGAR on December 6, 2005, File No. 333-118913, Accession Number 0000892569-05-001150.

(d)

Bylaws of Pacific Life Insurance Company As Amended Effective September 1, 2005; Filed as part of Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 via EDGAR on December 6, 2005, File No. 333-118913, Accession Number 0000892569-05-001150.

(7)		Form of Reinsurance Contract; Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

(8)	(a)

Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund; Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

(b)

Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III); Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 via EDGAR on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

(c)

Service Contract with Fidelity Distributors Corporation; Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 via EDGAR on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

(d)

Participation Agreement with Blackrock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.); Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(1) First Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328.

(2) Second Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328.

(3) Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855 filed on April 19, 2010, and incorporated by reference herein.

(4) Fourth Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328.

(5) Fifth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(e)

Administrative Services Agreement with Blackrock Distributors, Inc. (formerly called FAM Distributors, Inc.); Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 via EDGAR on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

(2) Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(3) Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(4) Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-153022, Accession No. 0001193125-15-134888 filed April 17, 2015, and incorporated by reference herein.

(f)

Participation Agreement with T. Rowe Price Equity Series, Inc.; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

(g)

Administrative Services Agreement with T. Rowe Price Associates, Inc.; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(h)

Participation Agreement with Van Eck Worldwide Insurance Trust; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(i)

Service Agreement with Van Eck Securities Corporation; Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 via EDGAR on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

(j)

Participation Agreement between Pacific Life, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research And Management Company; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(k)

Participation Agreement with Janus Aspen Series; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012 and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153022, Accession No. 0001193125-15-134888 filed April 17, 2015, and incorporated by reference herein.

(l)

Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Distribution and Shareholder Service; included in Registrant's Form N-6, File No. 333-153022 Accession No. 0001104659-17-024865 filed on April 20, 2017, and incorporated by reference herein.

(m)

Administrative Services Agreement with Janus Distributors LLC; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(n)

Participation Agreement with Lazard Retirement Series, Inc.; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 14, 2014, File No. 333-150092, Accession Number 0001193125-14-142437.

(o)

Servicing Agreement with Lazard Asset Management Securities LLC; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Servicing Agreement; Filed as part of the Registration Statement on Form N-6 on April 14, 2014, File No. 333-150092, Accession Number 0001193125-14-142437.

(p)

Participation Agreement with Legg Mason Partners III; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153022, Accession No. 0001193125-15-134888 filed April 17, 2015, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153022, Accession No. 0001193125-15-134888 filed April 17, 2015, and incorporated by reference herein.

(3) Third Amendment to Participation Agreement; included in Registrant's Form N-6, File No. 333-153022 Accession No. 0001104659-17-024865 filed on April 20, 2017, and incorporated by reference herein.

(q)

Service Agreement with Legg Mason Investor Services, LLC; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153022, Accession No. 0001193125-15-134888 filed April 17, 2015, and incorporated by reference herein.

(2) Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153022, Accession No. 0001193125-15-134888 filed April 17, 2015, and incorporated by reference herein.

(3) Third Amendment to Service Agreement; Included in Registration Statement on Form N-6, File No. 333-153022, Accession No. 0001193125-15-304359 filed on August 27, 2015 and incorporated by reference herein.

(r)

Participation Agreement with MFS Variable Insurance Trust; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2011, File No. 333-153022, Accession Number 0000950123-11-036427.

(2) Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2011, File No. 333-153022, Accession Number 0000950123-11-036427.

(3) Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153022, Accession No. 0001193125-15-134888 filed April 17, 2015, and incorporated by reference herein.

(s)

(1) Service Agreement with Massachusetts Financial Services Company; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(2) Service Agreement with Massachusetts Financial Services Company; Included in Registrant’s Form N-6, File No. 333-153022, Accession No. 0001193125-15-134888 filed April 17, 2015, and incorporated by reference herein.

(3) Service Agreement with Massachusetts Financial Services Company; included in Registrant's Form N-6, File No. 333-153022 Accession No. 0001104659-17-024865 filed on April 20, 2017, and incorporated by reference herein.

(t)	Participation Agreement with GE Investments Funds, Inc.; Filed as part of Registration Statement on Form N-6 via EDGAR on April 21, 2010, File No. 333-153022, Accession Number 0000950123-10-036594.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-10-035827 filed on April 19, 2010 and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(3) Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(u)	Service Agreement with GE Investments Funds, Inc.; Filed as part of Registration Statement on Form N-6 via EDGAR on April 21, 2010, File No. 333-153022, Accession Number 0000950123-10-036594.

(1) First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-10-035827 filed on April 19, 2010 and incorporated by reference herein.

(2) Second Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(v)

Participation Agreement with Franklin Templeton Variable Insurance Products Trust; Filed as part of Registration Statement on Form N-6 via EDGAR on April 21, 2010, File No. 333-153022, Accession Number 0000950123-10-036594.

(1) First Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-6 via EDGAR on April 21, 2010, File No. 333-153022, Accession Number 0000950123-10-036594.

(2) Addendum to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2011, File No. 333-153022, Accession Number 0000950123-11-036427.

(3) Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 14, 2014, File No. 333-150092, Accession Number 0001193125-14-142437.

(4) Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(5) Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153022, Accession No. 0001193125-15-134888 filed April 17, 2015, and incorporated by reference herein.

(w)

Administrative Services Agreement with Franklin Templeton Services, LLC; Filed as part of Registration Statement on Form N-6 via EDGAR on April 21, 2010, File No. 333-153022, Accession Number 0000950123-10-036594.

(1) First Amendment to Administrative Services Agreement; Filed as part of Registration Statement on Form N-6 via EDGAR on April 21, 2010, File No. 333-153022, Accession Number 0000950123-10-036594.

(2) Second Amendment to Administrative Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein.

(3) Third Amendment to Administrative Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein.

(4) Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(5) Fifth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-153022, Accession No. 0001193125-15-134888 filed April 17, 2015, and incorporated by reference herein.

(x)

(1) Form of Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as Exhibit 8(y) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

(2) Form of Second Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as part of Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153022, Accession Number 0000950123-12-006371.

(y)

Form of Amendment to Fidelity Investments Institutional Operations Company, Inc. Service Agreement; Filed as Exhibit 8(z) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

(z)

Form of Amendment to Fidelity Distributors Corporation Service Contract; Filed as Exhibit 8(aa) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

(aa)

Distribution and Services Agreement (Amended and Restated) with GE Investment Distributors, Inc.; Filed as part of Registration Statement on Form N-6 via EDGAR on April 21, 2010, File No. 333-153022, Accession Number 0000950123-10-036594.

(bb)

Lord Abbett Series Fund, Inc. Fund Participation Agreement; Filed as part of Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153022, Accession Number 0000950123-10-086796.

(cc)	Lord Abbett Series Fund, Inc. Service Agreement; Filed as part of Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153022, Accession Number 0000950123-10-086796.

(dd)	Lord Abbett Series Fund, Inc. Administrative Services Agreement; Filed as part of Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153022, Accession Number

0000950123-10-086796.

(ee)	Royce Fund Services, Inc. Fund Participation Agreement; Filed as part of Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153022, Accession Number 0000950123-10-086796.

(ff)	Royce Fund Services, Inc. Service Agreement; Filed as part of Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153022, Accession Number 0000950123-10-086796.

(gg)

Participation Agreement with PIMCO Variable Insurance Trust; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2011, File No. 333-153022, Accession Number 0000950123-11-036427.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2011, File No. 333-153022, Accession Number 0000950123-11-036427.

(2) Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2011, File No. 333-153022, Accession Number 0000950123-11-036427.

(hh)	Services Agreement with PIMCO LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2011, File No. 333-153022, Accession Number 0000950123-11-036427.

(ii)

Selling Agreement with Allianz Global Investors Distributors LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2011, File No. 333-153022, Accession Number 0000950123-11-036427.

(1) First Amendment to Selling Agreement; included in Registrant's Form N-6, File No. 333-153022 Accession No. 0001104659-17-024865 filed on April 20, 2017, and incorporated by reference herein.

(jj)

Form of American Century Investment Services, Inc. Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153022, Accession Number 0000950123-12-006371.

(kk)

Form of American Century Investment Services, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153022, Accession Number 0000950123-12-006371.

(ll)

Form of AIM Variable Insurance Funds Participation Agreement; Filed as part of the Registration Statement on Form N-4 via EDGAR on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153022, Accession Number 0000950123-12-006371.

(mm)

Form of Invesco Aim Distributors Inc. Distribution Services Agreement; Filed as part of the Registration Statement on Form N-4 via EDGAR on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559.

(1) First Amendment to Distribution Services Agreement; included in Registrant's Form N-6, File No. 333-153022 Accession No. 0001104659-17-024865 filed on April 20, 2017, and incorporated by reference herein.

(nn)

Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-4 via EDGAR on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559.

(oo)	Participation Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via

EDGAR on April 15, 2013, File No. 333-153022, Accession Number 0000950123-13-002259.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153022, Accession No. 0001193125-15-134888 filed April 17, 2015, and incorporated by reference herein.

(pp)	Administrative Services Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-153022, Accession Number 0000950123-13-002259.

(1) First Amendment to Administrative Agreement; Included in Registrant’s Form N-6, File No. 333-153022, Accession No. 0001193125-15-134888 filed April 17, 2015, and incorporated by reference herein.

(qq)	Distribution Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-153022, Accession Number 0000950123-13-002259.

(1) First Amendment to Distribution Agreement; Included in Registrant’s Form N-6, File No. 333-153022, Accession No. 0001193125-15-134888 filed April 17, 2015, and incorporated by reference herein.

(rr)	Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-153022, Accession Number 0000950123-13-002259.

(1) First Amendment to Participation Agreement; Included in Registration Statement on Form N-6, File No. 333-153022, Accession No. 0001193125-15-304359 filed on August 27, 2015 and incorporated by reference herein.

(ss)

Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-153022, Accession Number 0000950123-13-002259.

(tt)	Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153022, Accession No. 0001193125-15-134888 filed April 17, 2015, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein.

(3) Third Amendment to Participation Agreement; included in Registrant's Form N-6, File No. 333-153022 Accession No. 0001104659-17-024865 filed on April 20, 2017, and incorporated by reference herein.

(uu)	Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

(vv)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(ww)

M Fund Inc. Participation Agreement with Pacific Life Insurance Company; Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed via EDGAR on May 1, 2003, File No. 333-102902, Accession Number 0001017062-03-001040.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-

153022, Accession No. 0001193125-15-134888 filed April 17, 2015, and incorporated by reference herein.

(xx)

Addenda to Participation Agreement with M Fund, Inc. dated September 22, 2003 and January 15, 2004; Filed as part of Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 filed via EDGAR on April 23, 2004, File No. 333-102902, Accession Number 0000892569-04-000501.

(yy)

Addendum to M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company; Filed as Exhibit 8(j) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed via EDGAR on February 28, 2007, File No. 333-138906, Accession Number 0000892569-07-000175.

(zz)

Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, LLC; Included in Registrant’s Form N-6, File No. 333-153022, Accession No. 0001193125-15-134888 filed April 17, 2015, and incorporated by reference herein.

(aaa)

Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman; Included in Registration Statement on Form N-6, File No. 333-153022, Accession No. 0001193125-15-304359 filed on August 27, 2015 and incorporated by reference herein.

(bbb)

Revenue Sharing Agreement with Oppenheimer (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein.

(ccc)

Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-13-399333 filed on October 15, 2013, and incorporated by reference herein.

(1) First Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-14-143850 filed on April 15, 2014, and incorporated by reference herein.

(2) Second Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-128820 filed on April 14, 2015 and incorporated by reference herein.

(3) Third Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein.

(ddd)

Distribution Sub-Agreement with BlackRock Variable Series Funds, Inc.; included in Registrant's Form N-6, File No. 333-153022 Accession No. 0001104659-17-024865 filed on April 20, 2017, and incorporated by reference herein.

(eee)

Administrative Services Agreement with Invesco Advisers, Inc.; included in Registrant's Form N-6, File No. 333-153022 Accession No. 0001104659-17-024865 filed on April 20, 2017, and incorporated by reference herein.

(fff)

Financial Support Agreement with Invesco Distributors, Inc.; included in Registrant's Form N-6, File No. 333-153022 Accession No. 0001104659-17-024865 filed on April 20, 2017, and incorporated by reference herein.

(ggg)

Distribution and/or Service (12b-1) Fee Agreement with Legg Mason Investor Services, LLC; included in Registrant's Form N-6, File No. 333-153022 Accession No. 0001104659-17-024865 filed on April 20, 2017, and incorporated by reference herein.

(hhh)	Distribution Agreement with Dreyfus (Amended and Restated); included in Registrant's Form N-6, File No. 333-153022 Accession No. 0001104659-17-024865 filed on April 20, 2017, and incorporated by reference herein.

(9)	Inapplicable

(10)	Inapplicable

(11)

Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered; Filed as part of Registration Statement on Form N-6 via EDGAR on August 14, 2008, File No. 333-153022, Accession Number 0000892569-07-001136.

(12)	Inapplicable

(13)	Inapplicable

(14)

(a) Consent of Independent Registered Public Accounting Firm; included in Registrant's Form N-6, File No. 333-153022 Accession No. 0001104659-17-024865 filed on April 20, 2017, and incorporated by reference herein.

(b) Consent of Independent Auditors; included in Registrant's Form N-6, File No. 333-153022 Accession No. 0001104659-17-024865 filed on April 20, 2017, and incorporated by reference herein.

(15)	Inapplicable

(16)	Inapplicable

(17)

Memorandum describing Pacific Life Insurance Company’s issuance, transfer and redemption procedures for the Policies pursuant to Rule 6e-3(T)(b)(12)(iii); included in Registrant's Form N-6, File No. 333-153022 Accession No.0001104659-17-024865 filed on April 20, 2017, and incorporated by reference herein.

(18)	Power of Attorney; included in Registrant's Form N-6, File No. 333-153022 Accession No. 0001104659-17-024865 filed on April 20, 2017, and incorporated by reference herein.

Item 27. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
James T. Morris	Director, Chairman, Chief Executive Officer and President
Adrian S. Griggs	Director, Executive Vice President and Chief Operating Officer
Darryl D. Button	Director, Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Jane M. Guon	Vice President and Secretary
Dawn M. Trautman	Executive Vice President
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Joseph W. Krum	Vice President and Treasurer
Brian D. Klemens	Vice President and Controller

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 28. Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Exec Separate Account

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES LEGAL STRUCTURE

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Life Purchasing LLC	Delaware	100
Pacific Select Distributors, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P. #	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Glenoaks Golf Club, LLC	Delaware	100
Polo Fields Golf Club, LLC	Delaware	100
Ridgeview Owner LLC	Delaware	100
PL Regatta Member, LLC	Delaware	100
Regatta Apartments Investors, LLC	Delaware	90
Pacific Asset Loan LLC	Delaware	100
PL Vintage Park Member, LLC	Delaware	100
Vintage Park Apartments GP, LLC	Delaware	90
PL Broadstone Avena Member, LLC	Delaware	100
Broadstone Avena Investors, LLC	Delaware	90
GW Member LLC	Delaware	100
GW Apartments LLC	Delaware	90
PL Sierra Member, LLC	Delaware	100
Sierra at Fall Creek Apartments Investors, LLC	Delaware	90
PL TOR Member LLC	Delaware	100
2803 Riverside Apartment Investors, LLC	Delaware	90
PL Denver Member, LLC	Delaware	100
1776 Curtis, LLC	Delaware	70
PL Timberlake Member, LLC	Delaware	100
80 South Gibson Road Apartment Investors, LLC	Delaware	90
PL Van Buren Member, LLC	Delaware	100
1035 Van Buren Holdings, L.L.C.	Delaware	43
PL Lakemont Member, LLC	Delaware	100
Overlook at Lakemont Venture LLC	Delaware	88
PL Teravista Member, LLC	Delaware	100
401 Teravista Apartment Investors, LLC	Delaware	90
700 Main Street LLC	Delaware	100
PL Brier Creek Member, LLC	Delaware	100
Brier Creek Investors JV LLC	Delaware	90
PL One Jefferson Member, LLC	Delaware	100
One Jefferson Venture LLC	Delaware	90
PL Savannah Member, LLC	Delaware	100
Savannah at Park Place Apartments LLC	Delaware	90
PL Redland Member, LLC#	Delaware	100
PL Spectrum Member, LLC	Delaware	100
9242 West Russell Road Apartment Investors, LLC	Delaware	90
PL Byron Member, LLC#	Delaware	100

PL Mortgage Fund, LLC	Delaware	100
PL Andate Member, LLC#	Delaware	100
PL Beardslee Member, LLC#	Delaware	100
PL Monterone Member, LLC#	Delaware	100
PL Reno Member, LLC#	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Asset Advisors LLC	Delaware	100
Cadence Capital Management LLC	Delaware	100
Cadence Global Equity GP LLC#	Delaware	100
Cadence Integrity Partners, LLC#	Massachusetts	100
Swell Investing LLC	Delaware	100
Pacific Private Fund Advisors LLC	Delaware	100
Pacific Absolute Return Strategies GP LLC #	Delaware	100
Pacific Private Equity I GP LLC #	Delaware	100
Pacific Multi-Strategy GP LLC #	Delaware	100
Pacific Private Credit II GP LLC #	Delaware	100
Pacific Private Equity Opportunities II GP LLC #	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
PAM Bank Loan GP LLC #	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Services Canada Limited	Canada	100
Pacific Life Reinsurance Company II Limited	Barbados	100
Pacific Baleine Reinsurance Company	Vermont	100
Pacific Private Equity Incentive Allocation LLC	Delaware	100
Pacific Life Aviation Holdings LLC	Delaware	100
Aviation Capital Group LLC (Formerly known as Aviation Capital Group Corp. which converted to a limited liability company on March 31, 2017.)	Delaware	99
Aviation Capital Group Holdings, Inc. (This entity is the Managing Member of Aviation Capital Group LLC below and has 1% LLC interest therein)	Delaware	100
Aviation Capital Group LLC (Formerly known as Aviation Capital Group Corp. which converted to a limited liability company on March 31, 2017.)	Delaware	1
ACG Acquisition 4063 LLC	Delaware	100
ACG Acquisition 4084 LLC	Delaware	100
ACG Aircraft Leasing Ireland Limited	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Acquisition 4658 LLC	Delaware	100
ACG Acquisition 4913 LLC	Delaware	100
ACG Acquisition 4941 LLC	Delaware	100
ACG Acquisition 4942 LLC	Delaware	100
ACG Acquisition 4891 LLC	Delaware	100
ACG Acquisition 5038 LLC	Delaware	100
ACG Acquisition 5063 LLC	Delaware	100
ACG Acquisition 5136 LLC	Delaware	100
ACG Acquisition 38105 LLC	Delaware	100
ACG Acquisition 6584 LLC	Delaware	100
ACG Acquisition 5096 LLC	Delaware	100
ACG Acquisition 5193 LLC	Delaware	100
ACG Acquisition 5278 LLC	Delaware	100
ACG Acquisition 5299 LLC	Delaware	100
ACG Acquisition 6342 LLC	Delaware	100
ACG Acquisition 6734 LLC	Delaware	100
ACG Acquisition 38038 LLC	Delaware	100
ACG Acquisition 39388 LLC	Delaware	100
ACG Acquisition 39389 LLC	Delaware	100
ACG Acquisition 39891 LLC	Delaware	100
ACG Acquisition 40547 LLC	Delaware	100
ACG Acquisition 42156 LLC	Delaware	100
ACG Acquisition 42157 LLC	Delaware	100
ACG ECA Ireland Limited	Ireland	100

ACG Bermuda Leasing Limited	Bermuda	100
ACG Acquisition BR 2012-10A LLC	Delaware	100
ACG Acquisition BR 2012-10B LLC	Delaware	100
ACG Acquisition BR 2012-11 LLC	Delaware	100
ACG Acquisition BR 2013-02 LLC	Delaware	100
ACG Acquisition 2688 LLC	Delaware	100
ACG Acquisition 38881 LLC	Delaware	100
ACG Acquisition 299495 LLC	Delaware	100
ACG Acquisition 5527 LLC	Delaware	100
ACG Acquisition 5716 LLC	Delaware	100
ACG Acquisition 40544 LLC	Delaware	100
ACG Acquisition 39887 LLC	Delaware	100
ACG Acquisition 299496 LLC	Delaware	100
ACG Acquisition 5754 LLC	Delaware	100
ACG Acquisition 5841 LLC	Delaware	100
San Miguel Leasing Cayman Limited	Cayman Islands	100
Aviation Capital Group Cayman Ltd.	Cayman Islands	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition 6457 LLC	Delaware	100
ACG Acquisition 6498 LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
Boullioun Aviation Services LLC	Delaware	100
Boullioun Aircraft Holding Company LLC	Delaware	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
Aviation Capital Group Singapore Pte. Ltd.	Singapore	100
ACG International Ltd.	Bermuda	100
ACG Acquisition 2004-1 Ireland Limited	Ireland	100
ACG 2004-1 Bermuda Limited	Bermuda	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Singapore Pte. Ltd.	Singapore	100
ACGCPS 2011 Pte. Ltd.	Singapore	100
ACG Capital Partners Bermuda Limited	Bermuda	100
ACG Capital Partners Ireland Limited	Ireland	100

ACG Capital Partners LLC	Delaware	100
ACG France 6280 S.A.S.	France	100
ACG France 7392 S.A.S.	France	100
ACG France 7421 S.A.S.	France	100
ACG France 35722 S.A.S.	France	100
ACG France 35723 S.A.S.	France	100
ACG Trust 2009-1 Holding LLC	Delaware	100
ACG Funding Trust 2009-1	Delaware	100
ACG Acquisition 29677 LLC	Delaware	100
CIAF Leasing	Egypt	Less than 10
CIAF Leasing 1 Limited	Ireland	100
CIAF Leasing 2 Limited	Ireland	100
Bauhinia Aviation Management Limited	Cayman Islands	50
Bauhinia Aviation Capital Limited	Cayman Islands	20
BAC Limited	Cayman Islands	100
Bauhinia Aviation Capital Ireland DAC	Ireland	100
Bauhinia Aviation Portfolio Company 1 DAC	Ireland	100
BAC B.V.	Netherlands	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re (Australia) Pty Limited	Australia	100
Pacific Life Re Holdings Limited	England	100
Pacific Life Re Services Limited	England	100
Pacific Life Re Limited	England	100
UnderwriteMe Limited	England	78.77
UnderwriteMe Technology Solutions Limited	England	100
UnderwriteMe Australia Pty Limited	Australia	100
Pacific Life Reinsurance (Barbados) Ltd.	Barbados	100
Pacific Annuity Reinsurance Company	Arizona	100

___________________________________

# = Abbreviated structure

Item 29. Indemnification

(a) The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker- Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a)

PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account A, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, COLI VI Separate Account, COLI X Separate Account, COLI XI Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.
(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 32. Management Services

Not applicable

Item 33. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 17 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California on the day of July 21, 2017.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

BY:	PACIFIC LIFE INSURANCE COMPANY

BY:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

BY:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

BY:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, Chief Executive Officer and President	July 21, 2017

James T. Morris*

		Director, Executive Vice President and Chief Operating Officer	July 21, 2017

Adrian S. Griggs*

		Director, Executive Vice President and Chief Financial Officer	July 21, 2017

Darryl D. Button*

		Director, Senior Vice President and General Counsel	July 21, 2017

Sharon A. Cheever*

		Vice President and Secretary	July 21, 2017

Jane M. Guon*

		Executive Vice President	July 21, 2017

Dawn M. Trautman*

		Senior Vice President and Chief Accounting Officer	July 21, 2017

Edward R. Byrd*

		Vice President and Treasurer	July 21, 2017

Joseph W. Krum*

		Vice President and Controller	July 21, 2017

Brian D. Klemens*

*By:	/s/ SHARON A. CHEEVER		July 21, 2017

Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 15 of the Registration Statement filed on Form N-6 for Pacific Select Exec Separate Account, File No. 333-153027, Accession No. 0001104659-17-024866 filed on April 20, 2017).

ENHANCED POLICY SPLIT OPTION RIDER

This rider (“Rider”) becomes a part of the Policy to which it is attached (“Policy”). All terms of the Policy that do not conflict with this Rider’s terms apply to this Rider. If there is a conflict between the terms of this Rider and the terms of the Policy, the terms of this Rider shall prevail. Please read it carefully.

Rider Benefit Summary — This Rider allows you to exchange Eligible Coverage of the Policy prior to or during the Last Exchange Policy Year shown in the Policy Specifications for two new single life policies, subject to the terms of this Rider. The exchange to the two new single life policies is made without evidence of insurability other than as described below, surrender charges on the Policy are waived and there is no additional charge for the exchange. All benefits on the Policy are forfeited upon exercise of this Rider. All charges associated with the two new single life policies apply. Certain charges relating to your new policies may be higher, or assessed for a longer period, than similar charges on this Policy had the Rider not been exercised. Before exercising this Rider, you should consult with your independent advisors to ensure that this exchange is right for you. This exchange will not qualify as a tax-free exchange pursuant to Section 1035 of the Internal Revenue Code (IRC). For additional information about Section 1035 exchanges, consult your tax advisor.

Eligible Coverage — The Policy coverage that qualifies for exchange under this Rider. Eligible Coverage is listed in the Policy Specifications. No other coverage can be exchanged.

Exchange Conditions — Prior to or during the Last Exchange Policy Year, you may exchange Eligible Coverage for two new single life policies subject to each of the following conditions:

•                  Neither Insured is a substandard Risk Class;

•                  The amount of Policy Debt, if any, that is in excess of the Policy’s Accumulated Value must be repaid;

•                  The Policy is not in a Grace Period;

•                  Both Policy Insured’s are living at the time that the new policies are delivered; and

•                  At least one of the Exchange Events occurs.

Exchange Event — in order to satisfy the Exchange Conditions, at least one of the following Exchange Events must occur:

•                  The effective date that the Insureds’ federal estate tax marital deduction is nullified or amended to eliminate or reduce by a modification to IRC Section 2056 as amended, or its successor; or

•                  The effective date that the maximum estate tax rate is reduced to no more than half of the maximum rate in effect as of the Issue Date of the Policy by a modification of IRC Section 2001 as amended, or its successor.

Exchange Exercise and Effective Dates — In order to exercise this Rider, you must provide us, within 365 days of an Exchange Event, with a Written Request to exchange the Policy. The effective date of the new policies will be the date the Policy terminates, which will be the next Monthly Payment Date after We receive Your Written Request in good order (the “Exchange Date”).

Last Exchange Policy Year — The last Policy year during which you can request to exchange the Policy for two new single life policies. The Last Exchange Policy Year is listed in the Policy Specifications under the title of this Rider. This Rider provides no benefit after this year or after it is terminated.

New Policy Conditions — The new single life policies may be issued on any other policy of permanent life insurance product that we make available at that time for such exchange subject to these conditions:

1.              Each of the Policy Insureds will be the insured of one of the two new single life policies.

2.              The owner(s) of the two new single life policies is required to be the same as the owner(s) of this Policy.

3.              The new policy on each Insured will be based on that Insured’s Age as of the Exchange Date.

R17ESO

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4.              The new policies will be issued at the Risk Class for which the Insured would have qualified based upon the later of the following:

•                  The Risk Class for each Insured as of the original Policy Date;

•                  The Risk Class for each Insured as of the date of the most recent increase in any Basic Life Coverage or Rider Coverage Face Amount;

•                  The Risk Class for each Insured as a result of an approved Change of Risk Class Request.

5.              The Face Amount of each new policy will be an amount up to one-half of the Policy’s current Eligible Coverage in excess of the Policy Debt on the Exchange Date, subject to any minimum requirement for the new policy. Any request to increase the amount of Face Amount for either policy or for an unequal split of the Policy’s Eligible Coverage to each new policy will require Evidence of Insurability satisfactory to Us. Any scheduled increases existing on the Policy or existing riders are not included in the Eligible Coverage.

6.              The Coverage Layers on each new policy will be issued in the same proportion as the Eligible Coverage Layers of the Policy.  If the new single life policies do not offer the same coverage types as the Policy, the coverage amount for the coverage type that is not offered on the new single life policies will be allocated to Basic Life Coverage.

7.              One-half of the Policy’s Net Accumulated Value, in excess of the Policy Debt and if greater than zero will be allocated as Premium to each of the two new policies. Premium Load will be applied to these premiums according to the terms of the new policies.

8.              Any existing Policy Debt on the Policy will be repaid by processing a withdrawal against the Accumulated Value at the time of the Policy exchange and any applicable tax reporting will occur.

9.              The premiums and charges for the new policies will be based on our rates in effect on the Exchange Date for the new policies.

10.       Any Surrender Charges on the new policies will apply.

11.       The Death Benefit Option of each new policy will be the same as the current Death Benefit Option on the Policy.

Continuance of Riders and Benefits — If additional riders are in effect under the Policy on the Exchange Date then you may be able to choose similar riders, if available, for the new policies. Availability of such riders is subject to our rules in effect on the Exchange Date.  We reserve the right to offer new riders and require any Evidence of Insurability as needed for those riders.

Suicide Exclusion and Incontestability — The Suicide Exclusion and Incontestability provisions in the new single life policies are effective from the Policy Date of the Policy. If the new policies include additional coverage for which Evidence of Insurability was given, new Suicide Exclusion and Incontestability provisions will apply to that coverage as of its effective date.

Effective Dates — This Rider is effective on the Policy Date unless otherwise stated.

Rider Termination - This Rider will terminate on the earlier of:

•                  Your Written Request;

•                  The death of one Insured;

•                  The date the Policy ceases to be In Force;

•                  The exercise of this Rider; or

•                  In certain situations*, the end of the Last Exchange Policy Year listed in the Policy Specifications.

*If an Exchange Event occurs prior to or during the Last Exchange Policy Year, then you may provide us Written Request of an exchange no more than 365 days after the Exchange Event.  We will process such request as if the Rider had not terminated even if we do not receive your Written Request until after the end of the Last Exchange Policy Year.

Reinstatement — If the Policy lapses and is later reinstated under its Reinstatement provision, this Rider will also be reinstated as long as this Rider was in effect on the date the Policy ceased to be In Force and is reinstated prior to or before the end of the Last Exchange Policy year.

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Consult A Qualified Tax Advisor — It is possible that exchanging the Policy under this Rider could cause the new policies to become Modified Endowment Contracts, as defined in IRC Section 7702A.  Such a result could have potential adverse tax consequences.  There may be other tax consequences to exchanging your Policy under this Rider. You should consult a qualified tax advisor before any such exchange to make sure you understand how it may affect the tax you owe.

Effect of Additional Benefits on Rider Provisions — Your Policy may include additional benefits that were added by rider or endorsement.  These rider and endorsement forms may include provisions that replace or amend provisions in this contract.  Please read your entire Policy including this Rider and all other forms carefully.

Signed for Pacific Life Insurance Company,

[Chairman, President, and Chief Executive Officer]	[Secretary]

[www.PacificLife.com]	[(800) 347-7787]

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Policy Number:  [VP99999990]

POLICY SPECIFICATIONS

Summary of Coverages Effective on the Policy Date

R17ESO	Enhanced Policy Split Option Rider

Eligible Coverage:	Basic Life Coverage
[Term Coverage(s)]
[Other]
Last Exchange Policy Year:	[5]

[P15SIL]

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